Semiannual Report June 30, 2000

Oppenheimer
International Growth
Fund/VA

A Series of Panorama Series Fund, Inc.


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

Panorama Series Fund, Inc.--Oppenheimer International Growth Fund/VA

================================================================================
Objective
Panorama Series Fund, Inc.--Oppenheimer International Growth Fund/VA seeks long-term growth of capital by investing primarily in equity securities of companies worldwide whose primary stock market is located outside the United States.

================================================================================
Narrative by George Evans, Portfolio Manager
We are pleased with Oppenheimer International Growth Fund/VA's performance during the six-month period that ended June 30, 2000, a period when international markets were quite volatile.
         Early in the six-month period, international markets experienced robust gains, retreated in the middle months, and advanced again as the period came to a close. The initial charge was led by high gains among high-tech stocks from January through March, at which point investors became concerned that the sector had become too overvalued, too quickly. Investors thus shifted their focus to other sectors; as a result, foreign markets with large technology weightings declined noticeably through April. Once the valuations of most price-inflated technology stocks had returned to more normal levels, foreign markets began to rebound in May.
         Because new technology is a major investment theme for the Fund, we had a sizable allocation to this area. We responded to the technology-sector correction after mid-March by liquidating a few positions where, despite strong fundamentals for the underlying companies, valuations could not be justified. In other cases, we trimmed positions. Overall, the adjustments we made were not significant.
         Perhaps the most significant change we made in the portfolio during this period was our increased exposure to the Japanese equity market. For some time now, we have felt that Japan has not sufficiently addressed the problems that depressed its economy and markets in the 1990s. For this reason, we have been cautious about indiscriminately increasing our allocation to Japan. However, we have selected Japanese companies that we like based on their individual merits. We've focused almost exclusively on companies that provide components used in the manufacture of electronic devices and high-tech consumer products. In particular, we like businesses that have made major investments in research and development and have maintained competitive positions over the long term.
         Beyond increasing our investment in Japan, we made little change to the Fund's composition. This reflects our buy-and-hold strategy for managing the Fund--when we commit to a stock, we expect to own it for what may be years--as well as our view that, on a fundamental level, little has changed regarding our holdings in overseas markets since our last report in December.
         Throughout the period, we continued to believe that Europe offered many investment opportunities, despite weakness in the euro. Europe was by far the Fund's largest regional allocation at the end of the period, and our European investments cover our major investment themes: mass affluence, new technology, restructuring and aging. One European stock that we added to the portfolio is Getronics NV, a Dutch computer services company with a very impressive management team.(1)
         The euro, the currency used by several European countries, was weak relative to the U.S. dollar during the reporting period. The euro's decline posed little challenge to performance, however, because most of the Fund's European companies sell their products and services in more than one currency. For those that export their products, the weak euro has allowed them to sell at a noticeable discount, making their products more attractive to buyers. What's more, when these companies make sales in countries with strong currencies, they receive higher-valued money that can be converted to the cheaper euro.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes.
1. Portfolio is subject to change.


2                    Oppenheimer International Growth Fund/VA

Panorama Series Fund, Inc.--Oppenheimer International Growth Fund/VA

================================================================================
Over the coming months, we largely anticipate a continuation of patterns similar to those we observed during this reporting period. There are pockets of opportunity in Japan, and we expect continued strength in European markets. Throughout Europe, lower rates of inflation, declining unemployment rates, lower taxes, and easier cross-border flow of workers and capital have proven beneficial to the economy, business and investors. For the emerging markets, the picture is mixed but much improved over where it stood two years ago. Although Asia (outside Japan) remains weak, the outlook for Latin America, especially Brazil, is positive. In terms of the worldwide markets as a whole, we see great potential for international investments over the next several years.
         For the immediate future, however, we should point out that we also expect a continuation of the short-term volatility that embroiled foreign markets in recent months. As bottom-up investors, we work to reduce the impact of this volatility by investing not in regions but in what we regard as fundamentally sound individual companies.



                   Oppenheimer International Growth Fund/VA                    3

Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                     Market Value
                                                                                 Shares              Note 1
=================================================================================================================
Common Stocks--96.8%
-----------------------------------------------------------------------------------------------------------------
Capital Goods--23.8%
-----------------------------------------------------------------------------------------------------------------
Aerospace/Defense--2.3%
Embraer-Empresa Brasileira de Aeronautica SA, Preference                             673,000          $ 3,883,553
-----------------------------------------------------------------------------------------------------------------
Electrical Equipment--10.6%
Halma plc                                                                            671,100            1,036,298
-----------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                            304,000            3,298,445
-----------------------------------------------------------------------------------------------------------------
Toshiba Corp.                                                                        923,000           10,442,144
-----------------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                          113,000            3,118,567
                                                                                                      -----------
                                                                                                       17,895,454
-----------------------------------------------------------------------------------------------------------------
Industrial Services--3.8%
3i Group plc                                                                         123,300            2,536,762
-----------------------------------------------------------------------------------------------------------------
Boskalis Westminster                                                                 137,900            2,253,856
-----------------------------------------------------------------------------------------------------------------
Fomento de Construccionse y Contrates SA                                              83,600            1,586,751
                                                                                                      -----------
                                                                                                        6,377,369
-----------------------------------------------------------------------------------------------------------------
Manufacturing--7.1%
Cie Financiere Richemont AG, A Units                                                     850            2,297,368
-----------------------------------------------------------------------------------------------------------------
GSI Lumonics, Inc.(1)                                                                 91,200            3,203,400
-----------------------------------------------------------------------------------------------------------------
HAMAMATSU PHOTONICS K.K.                                                              34,000            2,426,161
-----------------------------------------------------------------------------------------------------------------
Jenoptik AG                                                                          140,800            4,055,875
                                                                                                      -----------
                                                                                                       11,982,804
-----------------------------------------------------------------------------------------------------------------
Communication Services--2.6%
-----------------------------------------------------------------------------------------------------------------
Telephone Utilities--2.6%
DDI Corp.                                                                                100              964,038
-----------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                                      108,330,673            2,071,134
-----------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference                           12,684,334              297,421
-----------------------------------------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR(2)                                                     70,000            1,102,500
                                                                                                      -----------
                                                                                                        4,435,093
-----------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--12.5%
-----------------------------------------------------------------------------------------------------------------
Autos & Housing--3.6%
Aucnet, Inc.                                                                          26,500            1,264,827
-----------------------------------------------------------------------------------------------------------------
Ducati Motor Holding SpA(1)                                                          400,000            1,029,536
-----------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                   980            2,677,370
-----------------------------------------------------------------------------------------------------------------
Solidere, GDR(1)(2)                                                                  196,400            1,114,570
                                                                                                      -----------
                                                                                                        6,086,303
-----------------------------------------------------------------------------------------------------------------
Consumer Services--0.7%
Brunel International NV                                                                9,100               54,084
-----------------------------------------------------------------------------------------------------------------
Prosegur CIA de Seguridad SA                                                          87,400            1,026,325
                                                                                                      -----------
                                                                                                        1,080,409
-----------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--1.2%
Granada Group plc                                                                    206,681            2,065,103
-----------------------------------------------------------------------------------------------------------------
Media--6.5%
Impresa-Sociedade Gestora de Participacoes SA(1)                                      20,400              224,888
-----------------------------------------------------------------------------------------------------------------
Reed International plc                                                             1,131,500            9,849,623
-----------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                         60,000              936,958
                                                                                                      -----------
                                                                                                       11,011,469


4                  Oppenheimer International Growth Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                     Market Value
                                                                                   Shares            Note 1
-----------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Gucci Group NV, NY Registered Shares                                                   9,000          $   852,750
-----------------------------------------------------------------------------------------------------------------
Consumer Staples--12.6%
-----------------------------------------------------------------------------------------------------------------
Broadcasting--7.1%
Carlton Communications plc                                                           212,200            2,730,621
-----------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR(1)                                                   50,000            3,446,875
-----------------------------------------------------------------------------------------------------------------
ProSieben Media AG, Preference                                                        46,000            5,743,452
                                                                                                      -----------
                                                                                                       11,920,948
-----------------------------------------------------------------------------------------------------------------
Entertainment--4.0%
Imagineer Co. Ltd.                                                                    30,000              567,081
-----------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                     21,400            3,745,834
-----------------------------------------------------------------------------------------------------------------
TelePizza SA(1)                                                                      123,900              700,746
-----------------------------------------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference                                           1,494,800            1,669,309
                                                                                                      -----------
                                                                                                        6,682,970
-----------------------------------------------------------------------------------------------------------------
Household Goods--1.5%
Wella AG, Preference                                                                  80,000            2,454,016
-----------------------------------------------------------------------------------------------------------------
Energy--0.4%
-----------------------------------------------------------------------------------------------------------------
Energy Services--0.4%
Expro International Group plc                                                         92,500              574,147
-----------------------------------------------------------------------------------------------------------------
Financial--5.8%
-----------------------------------------------------------------------------------------------------------------
Banks--3.8%
Espirito Santo Financial Group, ADR                                                  100,000            1,800,000
-----------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG, Cl. B                                                            650            2,578,255
-----------------------------------------------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros SA, Sponsored GDR                                70,000            2,012,500
                                                                                                      -----------
                                                                                                        6,390,755
-----------------------------------------------------------------------------------------------------------------
Diversified Financial--1.1%
ICICI Ltd., Sponsored ADR                                                             96,700            1,813,125
-----------------------------------------------------------------------------------------------------------------
Insurance--0.9%
AXA SA                                                                                10,000            1,581,690
-----------------------------------------------------------------------------------------------------------------
Healthcare--16.7%
-----------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--9.5%
Actelion Ltd.(1)                                                                       1,200              392,596
-----------------------------------------------------------------------------------------------------------------
Biocompatibles International plc(1)                                                  566,600            2,607,638
-----------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                                60,000            2,906,250
-----------------------------------------------------------------------------------------------------------------
FUJISAWA PHARMACEUTICAL Co. Ltd.                                                      58,000            2,351,685
-----------------------------------------------------------------------------------------------------------------
Genset, Sponsored ADR(1)                                                              60,000            1,387,500
-----------------------------------------------------------------------------------------------------------------
GPC Biotech AG(1)                                                                      7,800              401,743
-----------------------------------------------------------------------------------------------------------------
NeuroSearch AS(1)                                                                     13,400            1,050,319
-----------------------------------------------------------------------------------------------------------------
Nicox SA                                                                              27,200            1,525,324
-----------------------------------------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                                                           20,000              572,573
-----------------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)                                                         120,200            1,250,080
-----------------------------------------------------------------------------------------------------------------
Serono SA                                                                              1,900            1,589,078
                                                                                                      -----------
                                                                                                       16,034,786


                   Oppenheimer International Growth Fund/VA                   5

Statement of Investments  (Unaudited) (Continued)

                                                                                                     Market Value
                                                                                   Shares            Note 1
-----------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--7.2%
Fresenius AG, Preference                                                               7,000         $  1,623,868
-----------------------------------------------------------------------------------------------------------------
Jomed NV(1)                                                                            8,400              333,190
-----------------------------------------------------------------------------------------------------------------
Nichii Gakkan Co.                                                                     19,700              865,791
-----------------------------------------------------------------------------------------------------------------
Novogen Ltd.(1)                                                                      744,900            1,788,952
-----------------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B(1)                                                                 251,300              845,211
-----------------------------------------------------------------------------------------------------------------
PowderJect Pharmaceuticals plc(1)                                                    288,900            1,749,463
-----------------------------------------------------------------------------------------------------------------
SkyePharma plc(1)                                                                  1,600,000            2,083,126
-----------------------------------------------------------------------------------------------------------------
SSL International plc                                                                266,900            2,889,028
                                                                                                     ------------
                                                                                                       12,178,629
-----------------------------------------------------------------------------------------------------------------
Technology--22.4%
-----------------------------------------------------------------------------------------------------------------
Computer Services--6.7%
Cap Gemini SA                                                                         10,300            1,821,676
-----------------------------------------------------------------------------------------------------------------
Computer Services Solutions Holding NV                                                99,300            2,313,092
-----------------------------------------------------------------------------------------------------------------
Getronics NV                                                                         303,201            4,693,973
-----------------------------------------------------------------------------------------------------------------
Magnus Holding NV                                                                    170,700            1,006,343
-----------------------------------------------------------------------------------------------------------------
Unit 4(1)                                                                             30,000            1,436,462
                                                                                                     ------------
                                                                                                       11,271,546
-----------------------------------------------------------------------------------------------------------------
Computer Software--5.8%
Misys plc                                                                            350,411            2,960,119
-----------------------------------------------------------------------------------------------------------------
Psion plc                                                                            616,200            5,961,008
-----------------------------------------------------------------------------------------------------------------
Solution 6 Holdings Ltd.(1)                                                          465,700              908,720
                                                                                                     ------------
                                                                                                        9,829,847
-----------------------------------------------------------------------------------------------------------------
Communications Equipment--4.2%
Alcatel Alsthom CGE SA, Sponsored ADR                                                 64,000            4,256,000
-----------------------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co. ADR, Cl. B                                                80,000            1,600,000
-----------------------------------------------------------------------------------------------------------------
Toyo Communications Equipment Co. Ltd.                                                86,000            1,282,624
                                                                                                     ------------
                                                                                                        7,138,624
-----------------------------------------------------------------------------------------------------------------
Electronics--5.7%
Hoya Corp.                                                                            32,000            2,873,210
-----------------------------------------------------------------------------------------------------------------
Sharp Corp.                                                                          200,000            3,544,256
-----------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                            14,000            1,309,957
-----------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                                           30,000            1,925,625
                                                                                                     ------------
                                                                                                        9,653,048
                                                                                                     ------------
Total Common Stocks (Cost $146,125,908)                                                               163,194,438

=================================================================================================================
Preferred Stocks--1.0%
-----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG, Preferred (Cost $1,808,983)                                40,900            1,711,374


6                  Oppenheimer International Growth Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                    Principal        Market Value
                                                                                    Amount           Note 1
=================================================================================================================
Repurchase Agreements--0.5%
-----------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 6.55%, dated 6/30/00, to be repurchased at $896,489 on 7/3/00, collateralized by U.S. Treasury Bonds,
7.25%-7.875%, 5/15/16-2/15/21, with a value of $344,822 and U.S. Treasury Nts.,
5.25%-6.625%, 6/30/01-2/15/06, with a value of $570,817 (Cost $896,000)             $896,000         $    896,000

=================================================================================================================
Total Investments, at Value (Cost $148,830,891)                                         98.3%         165,801,812
-----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                          1.7            2,825,101
                                                                                    --------         ------------
Net Assets                                                                             100.0%        $168,626,913
                                                                                    ========         ============

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographical Diversification              Market Value                Percent
-----------------------------------------------------------------------------
Japan                                     $ 38,054,619                   23.0%
Great Britain                               37,615,509                   22.6
Germany                                     18,667,699                   11.3
France                                      12,497,815                    7.5
The Netherlands                             11,757,810                    7.1
Brazil                                       8,264,608                    5.0
Switzerland                                  7,190,486                    4.3
Australia                                    4,366,981                    2.6
Mexico                                       3,446,875                    2.1
Spain                                        3,313,823                    2.0
Canada                                       3,203,400                    1.9
Ireland                                      2,906,250                    1.8
India                                        2,915,625                    1.8
Sweden                                       2,445,211                    1.5
Portugal                                     2,024,888                    1.2
Italy                                        1,882,286                    1.1
Croatia                                      1,250,080                    0.8
Lebanon                                      1,114,570                    0.7
Denmark                                      1,050,319                    0.6
Singapore                                      936,958                    0.6
United States                                  896,000                    0.5
                                          ------------                  -----
Total                                     $165,801,812                  100.0%
                                          ============                  =====

1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.These securities amount to $3,467,150 or 2.06% of the Fund's net assets as of June 30, 2000.

See accompanying Notes to Financial Statements.


                   Oppenheimer International Growth Fund/VA                   7

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

============================================================================================
Assets
Investments, at value (cost $148,830,891)--see accompanying statement           $165,801,812
--------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $4,014)                                                 4,014
--------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                   2,237,701
Shares of capital stock sold                                                         894,024
Interest and dividends                                                               130,060
Other                                                                                  1,997
                                                                                ------------
Total assets                                                                     169,069,608

============================================================================================
Liabilities
Bank overdraft                                                                       140,547
--------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                  4,003
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                168,634
Shares of capital stock redeemed                                                      66,552
Custodian fees                                                                        26,474
Registration and filing fees                                                           9,754
Legal, auditing and other professional fees                                            7,922
Shareholder reports                                                                    7,415
Directors' compensation                                                                2,403
Transfer and shareholder servicing agent fees                                            188
Other                                                                                  8,803
                                                                                ------------
Total liabilities                                                                    442,695

============================================================================================
Net Assets                                                                      $168,626,913
                                                                                ============
============================================================================================
Composition of Net Assets
Par value of shares of capital stock                                            $     83,517
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                       117,053,070
--------------------------------------------------------------------------------------------
Undistributed net investment income                                                  565,240
--------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions    33,934,274
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                          16,990,812
                                                                                ------------
Net assets--applicable to 83,516,997 shares of capital stock outstanding        $168,626,913
                                                                                ============
============================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share               $2.02

See accompanying Notes to Financial Statements.


8                  Oppenheimer International Growth Fund/VA

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

===========================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $117,237)                       $  1,509,598
-------------------------------------------------------------------------------------------
Interest                                                                             61,326
                                                                               ------------
Total income                                                                      1,570,924

===========================================================================================
Expenses
Management fees                                                                     820,010
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         130,522
-------------------------------------------------------------------------------------------
Accounting service fees                                                               1,503
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                         1,058
-------------------------------------------------------------------------------------------
Directors' compensation                                                                  76
-------------------------------------------------------------------------------------------
Other                                                                                24,903
                                                                               ------------
Total expenses                                                                      978,072
Less expenses paid indirectly                                                          (850)
                                                                               ------------
Net expenses                                                                        977,222

===========================================================================================
Net Investment Income                                                               593,702

===========================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                      36,037,216
Foreign currency transactions                                                    (1,862,960)
                                                                               ------------
Net realized gain                                                                34,174,256
-------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                     (24,463,075)
Translation of assets and liabilities denominated in foreign currencies          (2,962,926)
                                                                               ------------
Net change                                                                      (27,426,001)
                                                                               ------------
Net realized and unrealized gain                                                  6,748,255

===========================================================================================
Net Increase in Net Assets Resulting from Operations                           $  7,341,957
                                                                               ============

See accompanying Notes to Financial Statements.


                   Oppenheimer International Growth Fund/VA                   9

Statements of Changes in Net Assets

                                                          Six Months Ended     Year Ended
                                                          June 30, 2000        December 31,
                                                          (Unaudited)          1999
===========================================================================================
Operations
Net investment income                                     $    593,702         $    181,380
-------------------------------------------------------------------------------------------
Net realized gain                                           34,174,256           31,357,287
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)       (27,426,001)          18,521,621
                                                          ------------         ------------
Net increase in net assets resulting from operations         7,341,957           50,060,288

===========================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                        (1,797,509)            (580,211)
-------------------------------------------------------------------------------------------
Distributions from net realized gain                       (28,230,274)          (1,992,059)

===========================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions                                  43,967,748           (3,546,775)

===========================================================================================
Net Assets
Total increase                                              21,281,922           43,941,243
-------------------------------------------------------------------------------------------
Beginning of period                                        147,344,991          103,403,748
                                                          ------------         ------------
End of period (including undistributed net investment
income of $565,240 and $1,769,047, respectively)          $168,626,913         $147,344,991
                                                          ============         ============

See accompanying Notes to Financial Statements.


10                 Oppenheimer International Growth Fund/VA

Financial Highlights

                                                Six Months
                                                Ended June 30,
                                                2000           Year Ended December 31,
                                                (Unaudited)    1999         1998            1997         1996(1)       1995
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $2.30          $1.57        $1.36         $1.29         $1.15         $1.09
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                .01             --(2)       .01           .01           .02           .03
Net realized and unrealized gain                     .16            .77          .25           .09           .13           .08
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations              .17            .77          .26           .10           .15           .11
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.03)          (.01)        (.01)         (.01)         (.01)         (.04)
Distributions from net realized gain                (.42)          (.03)        (.04)         (.02)           --          (.01)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.45)          (.04)        (.05)         (.03)         (.01)         (.05)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $2.02          $2.30        $1.57         $1.36         $1.29         $1.15
                                                   =====          =====        =====         =====         =====         =====

==============================================================================================================================
Total Return, at Net Asset Value(3)                 5.15%         50.37%       19.40%         8.11%        13.26%        10.30%

==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $168,627       $147,345     $103,404       $82,257       $62,585       $45,775
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $165,014       $107,403     $ 94,651       $73,318       $56,893       $37,474(4)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                               0.72%          0.17%        0.68%         0.72%         0.76%         1.61%
Expenses                                            1.19%          1.08%        1.09%(6)      1.12%(6)      1.21%(6)      1.26%(6)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               44%           127%          48%           49%           54%           85%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. This information is not covered by the auditors' opinion.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


                   Oppenheimer International Growth Fund/VA                  11

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Portfolio, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing under normal circumstances, at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value.)
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


12                 Oppenheimer International Growth Fund/VA

================================================================================
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                Six Months Ended June 30, 2000       Year Ended December 31, 1999
                                                ------------------------------       --------------------------------
                                                Shares            Amount             Shares              Amount
---------------------------------------------------------------------------------------------------------------------
Sold                                             32,646,212       $ 71,881,081        23,276,935         $ 41,294,941
Dividends and/or distributions reinvested        13,228,098         30,027,783         1,703,490            2,572,270
Redeemed                                        (26,309,846)       (57,941,116)      (26,922,819)         (47,413,986)
                                                -----------       ------------       -----------         ------------
Net increase (decrease)                          19,564,464       $ 43,967,748        (1,942,394)        $ (3,546,775)
                                                ===========       ============       ===========         ============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $82,974,704 and $71,543,065, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 1.00% of the first $250 million of average daily net assets of the Fund and 0.90% of average daily net assets in excess of $250 million. The Fund's management fee for the six months ended June 30, 2000, was an annualized rate of 1.00%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annal fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.


                   Oppenheimer International Growth Fund/VA                  13

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                 Expiration           Contract            Valuation as of       Unrealized
Contract Description             Date                 Amount (000s)       June 30, 2000         Depreciation
------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)     7/5/00               111(GBP)            $168,651                    $  440
                                                                                                      ------
Contracts to Sell
-----------------
Euro (EUR)                       7/3/00               382(EUR)             366,482                     2,874
Swiss Franc (CHF)                7/3/00-7/4/00        252(CHF)             155,030                       689
                                                                                                      ------
Total Unrealized Depreciation                                                                         $3,563
                                                                                                      ======


14                 Oppenheimer International Growth Fund/VA

Oppenheimer International Growth Fund/VA
A Series of Panorama Series Fund, Inc.

====================================================================================================================================
Officers and Directors                     James C. Swain, Director and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William L. Armstrong, Director
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           George Evans, Vice President
                                           Alan Gilston, Vice President
                                           Stephen F. Libera, Vice President
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer International Growth Fund/VA.
                                           For other material information concerning the Portfolio, see its prospectus. This report must be preceded or accompanied by the Portfolio's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                   Oppenheimer International Growth Fund/VA                  15